Condensed Financial Information of the Company Condensed Statement of Operations and Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating expenses:
General and administrative expenses	$ (18,828)	¥ (131,075)	¥ (24,125)	¥ (10,040)
Total operating expenses	(42,831)	(298,183)	(113,184)	(48,744)
Loss from operations	(3,284)	(22,867)	45,592	11,014
Other income/(expenses):
Share of loss from equity method investments			(2,794)	(549)
Others, net	184	1,280	3,247	996
Income/(loss) before income tax	(864)	(6,018)	55,345	11,832
Income tax expense	2,857	19,893	14,827	3,909
Net income/(loss)	(3,721)	(25,911)	40,518	7,923
Accretion on redeemable non-controlling interests to redemption value	(260)	(1,808)	(1,025)	0
Accretion of convertible redeemable preferred shares to redemption value	(64,513)	(449,130)	(120,060)	(2,834)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares	(3,848)	(26,787)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares	(44,526)	(309,984)
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares	(5,311)	(36,977)
Net income/(loss) attributable to 36Kr Holdings Inc.'s ordinary shareholders	(122,157)	(850,441)	¥ (80,567)	¥ 5,089
Parent company | Reportable legal entities
Operating expenses:
General and administrative expenses	(350)	(2,435)
Total operating expenses	(350)	(2,435)
Loss from operations	(350)	(2,435)
Other income/(expenses):
Share of loss from equity method investments	(3,418)	(23,797)
Interest income	70	484
Interest expenses	(10)	(73)
Others, net	9	66
Income/(loss) before income tax	(3,699)	(25,755)
Net income/(loss)	(3,699)	(25,755)
Accretion on redeemable non-controlling interests to redemption value	(260)	(1,808)
Accretion of convertible redeemable preferred shares to redemption value	(64,513)	(449,130)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares	(3,848)	(26,787)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares	(44,526)	(309,984)
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares	(5,311)	(36,977)
Net income/(loss) attributable to 36Kr Holdings Inc.'s ordinary shareholders	$ (122,157)	¥ (850,441)